LOSS PER SHARE (Details) - CAD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Equity [abstract]
Net loss	$ (606.8)	$ (1,102.4)
Less: amounts attributable to preferred shareholders	53.6	13.7
Adjusted net loss	$ (660.4)	$ (1,116.1)
Weighted average shares outstanding (in shares)	361,566,007	360,383,291
Loss per share
Basic (in dollars per share)	$ (1.83)	$ (3.10)
Diluted (in dollars per share)	$ (1.83)	$ (3.10)
Minimum subordinate voting share conversion of the TEUs (in shares)	25,658,711	33,991,500
Increase in deferred income tax liability	$ 573.5	$ 107.5
Income tax recovery decrease	$ 253.4	$ 107.5